Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2020		2019		2018
	Number of	WAEP	Number of	WAEP	Number of	WAEP
	options	per option	options	per option	options	per option
As of January 1	733,136	46.19	640,763	35.96	599,864	30.07
Granted during the year	—	—	167,972	63.86	176,813	53.94
Exercised during the year	(209,179)	37.23	(59,165)	31.62	(47,989)	30.38
Forfeited during the year	(17,681)	17.36	(16,435)	31.62	(87,925)	31.00
As of December 31	506,276	37.95	733,136	46.19	640,763	35.96
Exercisable at December 31	415,462	42.01	544,291	41.54	450,206	33.17
Repurchased during the year (ii)	—	—	(59,165)	37.82
(i)	The number of options and WAEP per option were also retrospectively adjusted due to the reverse share split in the corporate reorganization described in Note 1.1.

Represent shares repurchased upon termination of employee.

Schedule of share options outstanding at the end of the year, remaining periods and prices

Share options outstanding at the end of the year have the following remaining periods and prices:

	December 31, 2020	December 31, 2019
Weighted average remaining vesting period	1,3 years	2,3 years
Weighted average remaining expiring period	3,3 years	4,3 years
Purchase option exercise price range	R$33.76 – R$100.69	R$1.05 – R$3.13
Weighted average remaining selling period	5,3 years	6,3 years
Expected selling / repurchase price	R$ 90.72	R$3.41

Schedule of model inputs for options granted

The model inputs for options granted during the year ended December 31, 2019 included:

December 31, 2019
Grant date	September 1, 2019
Expiry date	March 1, 2025
Share price at grant date	R$ 3.02
Exercise price	R$ 3.12
Expected price volatility	406%
Risk-free interest rate	52%
Model used	Black-Scholes

Schedule of expense recognized for employee services received during the year
d)	The expense recognized for employee services received during the year is as follows:

Expense arising from share-based payment transactions	2020	2019	2018
Equity-settled	—	5,372	2,821
Cash-settled	11,823	21,000	4,629
	11,823	26,372	7,450

Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summaries of the number and weighted average exercise prices ("WAEP") of options granted

Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2020
	Number of	WAEP per
	options	option
As of January 1	—	—
Granted during the year	874,888	0.54
As of December 31	874,888	0.54
Exercisable at December 31	—	—

Schedule of share options outstanding at the end of the year, remaining periods and prices

Share options outstanding at the end of the year have the following remaining periods and prices:

December 31,
2020
Weighted average remaining vesting period	3,0 years
Weighted average remaining expiring period	5,7 years
Purchase option exercise price range	R$83.14

Schedule of model inputs for options granted

Options granted during the year ended December 31, 2020

December 31,
2020
Grant date	December 11, 2020
Expiry date	September 9, 2026
Share price at grant date	USD 14,34
Exercise price	USD 16,00
Expected price volatility	50.65%
Risk-free interest rate	5.01%
Model used	Black-Scholes